Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Sep. 30, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 IPAYMENT, INC. [Member]	Dec. 31, 2009 IPAYMENT, INC. [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2009 IPAYMENT HOLDINGS, INC. [Member]	Sep. 30, 2011 IPAYMENT HOLDINGS, INC. [Member] Successor [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]
Allowance for doubtful accounts receivable	$ 1,043	$ 735	$ 735	$ 857	$ 735	$ 857	$ 1,043	$ 735
Allowance for doubtful accounts ,investment in merchant advances			397	527	397	527
Accumulated amortization of intangible assets and other	24,102	177,600	177,600	138,789	177,600	138,789	24,102	177,600
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000	1,000	50,000	50,000	8,000,000	50,000
Common stock, shares issued	100	100	100	100	20	20	4,875,000	20
Common stock, shares outstanding	100	100	100	100	20	20	4,875,000	20
Accumulated other comprehensive loss, tax benefits			$ 0	$ 4,984	$ 0	$ 4,984